Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Note Receivable from Participant	$ 1,027,314	$ 835,000
EBP, Investment, Plan Interest in Master Trust, Fair Value	$ 66,297,602
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Investment, Identifier [Axis]: Allianz Life Insurance Policies
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 7,842
Investment, Identifier [Axis]: BlackRock Total Return Bond L Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	791,182
Investment, Identifier [Axis]: Diversified Real Asset Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	170,238
Investment, Identifier [Axis]: EuroPacific Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	929,648
Investment, Identifier [Axis]: Genworth Life Insurance Policies
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	2,817
Investment, Identifier [Axis]: Growth Institutional Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	386,947
Investment, Identifier [Axis]: International Equity Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	678,081
Investment, Identifier [Axis]: Invesco Stable Value Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,119,539
Investment, Identifier [Axis]: Large Cap Growth Trust D Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	5,666,606
Investment, Identifier [Axis]: Large Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,162,660
Investment, Identifier [Axis]: Metropolitan Stable Value Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	183,287
Investment, Identifier [Axis]: Russell Small/Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,181,264
Investment, Identifier [Axis]: S&P 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,011,593
Investment, Identifier [Axis]: Small Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	386,931
Investment, Identifier [Axis]: State Street Target Retirement 2025 VI Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	8,079,441
Investment, Identifier [Axis]: State Street Target Retirement 2030 VI Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	8,906,878
Investment, Identifier [Axis]: State Street Target Retirement 2035 VI Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	6,728,618
Investment, Identifier [Axis]: State Street Target Retirement 2040 VI Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	5,987,573
Investment, Identifier [Axis]: State Street Target Retirement 2045 VI Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	6,922,619
Investment, Identifier [Axis]: State Street Target Retirement 2050 VI Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,831,384
Investment, Identifier [Axis]: State Street Target Retirement 2055 VI Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	2,892,043
Investment, Identifier [Axis]: State Street Target Retirement 2060 VI Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,788,123
Investment, Identifier [Axis]: State Street Target Retirement 2065 VI Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	481,867
Investment, Identifier [Axis]: State Street Target Retirement 2070 VI Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	8,415
Investment, Identifier [Axis]: State Street Target Retirement Income VI Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	2,533,007
Investment, Identifier [Axis]: US Bond Index Securities Lending Series
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	114,142
EBP, Employer, Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,317,543